CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accumulated amortization	$ 25,739,786	$ 12,553,039
Accumulated depreciation	$ 38,654	$ 14,366
Preferred Stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,150,000	1,150,000
Preferred Stock, Shares Issued	0	0
Common Stock, Par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	200,000,000
Common Stock, Shares, Issued	59,306,824	41,177,217
Common Stock, Shares, Outstanding	59,306,824	41,177,217